Market Risk Management and Financial Instruments - Foreign exchange risk (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Market Risk Management and Financial Instruments
Cash and cash equivalents						€ 81,021,280		€ 9,335,123	€ 9,943,184	€ 6,623,477
Current loans						(20,646,533)		(28,648,651)
Trade accounts payable						(30,610,890)		(24,147,955)
Other current financial liabilities						€ 3,949,072		€ 5,837,124
Currency risk [member]
Market Risk Management and Financial Instruments
Cash and cash equivalents | $	$ 83,933,959
Trade accounts receivables	15,409,594		$ 4,053,992		¥ 4,084,144
Current loans | $	(21,134,757)		(17,853,725)
Trade accounts payable	(25,416,839)		(3,487,841)				¥ (4,323,071)
Currency Risk Exposure	$ 52,791,957		$ 25,395,559		¥ 4,084,144		¥ 4,323,071
Change of Risk (increase)	(0.01)	(0.01)	10.00	10.00
Positive Impact on Profit	$ 4,302,172	¥ 3,229	$ 2,260,598	¥ 3,545